Net fees and commission income - Summary of net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fees and commission income:
Credit placement fees		₩ 75,930	₩ 68,101	₩ 71,480
Commission received as electronic charge receipt		146,037	147,727	148,626
Brokerage fees		369,175	340,367	577,238
Commission received as agency		134,432	136,114	146,662
Investment banking fees		165,366	232,512	188,644
Commission received in foreign exchange activities		295,722	295,161	271,808
Trust management fees		299,600	308,353	310,376
Credit card fees		1,378,200	1,202,129	1,175,084
Operating lease income	[1]	600,283	478,374	365,447
Others		710,498	675,508	884,520
Fees and commission income		4,175,243	3,884,346	4,139,885
Fees and commission expense:
Credit-related fee		(45,739)	(37,313)	(38,668)
Credit card fees		(930,044)	(895,787)	(836,990)
Others		(552,254)	(537,704)	(589,230)
Fees and commission expense		(1,528,037)	(1,470,804)	(1,464,888)
Net fees and commission income		₩ 2,647,206	₩ 2,413,542	₩ 2,674,997

[1]	Among operating lease fees recognized for the years ended December 31, 2021, 2022 and 2023, there is no variable lease fee income which does not vary by index or rate.